Expense Example {- Fidelity Blue Chip Growth ETF} - 09.30 Fidelity Active Equity ETFs (A) - Combo PRO-05 - Fidelity Blue Chip Growth ETF - Fidelity Blue Chip Growth ETF	Nov. 29, 2021 USD ($)
Expense Example:
1 year	$ 61
3 years	190
5 years	330
10 years	$ 740